UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     April 20, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $364,231 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104     2804   223057 SH       SOLE                    27567        0   195490
BALDWIN & LYONS INC            CL B             057755209     5585   214975 SH       SOLE                    28100        0   186875
BEL FUSE INC                   CL A             077347201     2978    87500 SH       SOLE                    10900        0    76600
BROWN & BROWN INC              COM              115236101     6891   274100 SH       SOLE                    35900        0   238200
CSG SYS INTL INC               COM              126349109     5392   203400 SH       SOLE                    26400        0   177000
CAL DIVE INTL INC DEL          COM              12802T101     8889   534500 SH       SOLE                    70200        0   464300
CARBO CERAMICS INC             COM              140781105     6883   157100 SH       SOLE                    20700        0   136400
CARLISLE COS INC               COM              142339100     6130   131800 SH       SOLE                    17400        0   114400
CATALINA MARKETING CORP        COM              148867104     6511   206700 SH       SOLE                    27000        0   179700
CHARLES RIV LABS INTL INC      COM              159864107     6050   117200 SH       SOLE                    15400        0   101800
CHEMED CORP NEW                COM              16359R103    10520   158700 SH       SOLE                    20800        0   137900
CORPORATE EXECUTIVE BRD CO     COM              21988R102     5978    92100 SH       SOLE                    12100        0    80000
DESCARTES SYS GROUP INC        COM              249906108    11257  2739400 SH       SOLE                   628500        0  2110900
DEVRY INC DEL                  COM              251893103    10529   309500 SH       SOLE                    40600        0   268900
DOLLAR TREE INC                COM              256747106     9424   216400 SH       SOLE                    28400        0   188000
DOREL INDS INC                 CL B SUB VTG     25822C205    19223   559898 SH       SOLE                   120298        0   439600
ETHAN ALLEN INTERIORS INC      COM              297602104     5833   170300 SH       SOLE                    22300        0   148000
FORWARD AIR CORP               COM              349853101     6423   188400 SH       SOLE                    24500        0   163900
GILDAN ACTIVEWEAR INC          COM              375916103    14030   410200 SH       SOLE                   113000        0   297200
HEWITT ASSOCS INC              COM              42822Q100    13197   412400 SH       SOLE                    54100        0   358300
HOME DIAGNOSTICS INC DEL       COM              437080104     5114   434500 SH       SOLE                    56900        0   377600
HOUSEVALUES INC                COM              44183Y102     4679  1023900 SH       SOLE                   136600        0   887300
INTERACTIVE DATA CORP          COM              45840J107    10729   400620 SH       SOLE                    52500        0   348120
INTERNATIONAL SPEEDWAY CORP    COM              460335201    10869   206200 SH       SOLE                    27000        0   179200
JACKSON HEWITT TAX SVCS INC    COM              468202106     9903   352300 SH       SOLE                    46200        0   306100
KINETIC CONCEPTS INC           COM NEW          49460W208     8502   163600 SH       SOLE                    21400        0   142200
LHC GROUP INC                  COM              50187A107     6707   256000 SH       SOLE                    33500        0   222500
LEARNING TREE INTL INC         COM              522015106     9968   760900 SH       SOLE                    99600        0   661300
QLOGIC CORP                    COM              747277101     8262   496200 SH       SOLE                    65100        0   431100
RLI CORP                       COM              749607107     7072   126400 SH       SOLE                    16500        0   109900
RITCHIE BROS AUCTIONEERS       COM              767744105     5576    89040 SH       SOLE                    20540        0    68500
SAGA COMMUNICATIONS INC        COM NEW          786598300     7967   812998 SH       SOLE                   106200        0   706798
SELECT COMFORT CORP            COM              81616X103     4845   298700 SH       SOLE                    39150        0   259550
SOTHEBYS                       COM              835898107     8169   177500 SH       SOLE                    23300        0   154200
STANTEC INC                    COM              85472N109    20364   615200 SH       SOLE                   128200        0   487000
TEMPUR PEDIC INTL INC          COM              88023U101     9402   363000 SH       SOLE                    47600        0   315400
USA MOBILITY INC               COM              90341G103    15713   587200 SH       SOLE                    78600        0   508600
UNIVERSAL HLTH SVCS INC        COM              913903100     6562   106700 SH       SOLE                    13900        0    92800
UNIVERSAL TECHNICAL INST INC   COM              913915104     4641   182800 SH       SOLE                    24000        0   158800
VITRAN CORPORATION             COM              92850E107     9021   419650 SH       SOLE                    93600        0   326050
WADDELL & REED FINL INC        COM              930059100    10753   413400 SH       SOLE                    54300        0   359100
WILEY JOHN & SONS INC          COM              968223206     8605   178200 SH       SOLE                    23300        0   154900
WORLD WRESTLING ENTMT INC      COM              98156Q108     6281   392800 SH       SOLE                    51500        0   341300